INTANGIBLE ASSETS - Components of Partnership Intangible Assets (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ 991	$ 899	$ 1,054
Cost
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	1,055	958
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ (64)	$ (59)